Schwab Strategic Trust
Schwab U.S. REIT ETF

Portfolio Holdings as of November 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Diversified REITs 3.9%
Alexander & Baldwin, Inc.	298,794	4,676,126
American Assets Trust, Inc.	206,516	5,924,944
Armada Hoffler Properties, Inc.	239,074	2,536,575
Colony Capital, Inc.	1,991,469	8,603,146
Empire State Realty Trust, Inc., Class A	582,076	5,267,788
Essential Properties Realty Trust, Inc.	421,446	8,656,501
Global Net Lease, Inc.	370,551	6,184,496
iStar, Inc.	310,631	4,379,897
PS Business Parks, Inc.	82,887	10,924,507
STORE Capital Corp.	943,087	30,706,913
VEREIT, Inc.	4,456,916	31,599,534
Washington Real Estate Investment Trust	340,168	7,895,299
WP Carey, Inc.	719,010	49,762,682
		177,118,408

Health Care REITs 9.6%
CareTrust REIT, Inc.	395,494	7,684,449
Community Healthcare Trust, Inc.	88,205	3,983,338
Diversified Healthcare Trust	983,271	4,336,225
Global Medical REIT, Inc.	171,712	2,350,737
Healthcare Realty Trust, Inc.	562,292	16,587,614
Healthcare Trust of America, Inc., Class A	903,597	23,520,630
Healthpeak Properties, Inc.	2,225,674	64,232,952
LTC Properties, Inc.	162,519	6,019,704
Medical Properties Trust, Inc.	2,186,385	42,415,869
National Health Investors, Inc.	184,500	11,929,770
Omega Healthcare Investors, Inc.	938,428	33,051,434
Physicians Realty Trust	860,164	14,923,845
Sabra Health Care REIT, Inc.	849,358	13,997,420
Universal Health Realty Income Trust	52,940	3,199,164
Ventas, Inc.	1,542,488	73,900,600
Welltower, Inc.	1,725,283	108,658,323
		430,792,074

Hotel & Resort REITs 3.1%
Apple Hospitality REIT, Inc.	858,903	11,389,054
Chatham Lodging Trust	193,951	2,135,400
DiamondRock Hospitality Co.	823,960	6,196,179
Hersha Hospitality Trust	151,968	1,230,941
Host Hotels & Resorts, Inc.	2,916,039	40,912,027
Park Hotels & Resorts, Inc.	973,849	15,893,216
Pebblebrook Hotel Trust	540,697	10,002,894
RLJ Lodging Trust	683,544	8,428,098
Ryman Hospitality Properties, Inc.	227,227	14,585,701
Service Properties Trust	679,960	8,064,326
Summit Hotel Properties, Inc.	436,159	3,790,222
Sunstone Hotel Investors, Inc.	891,149	9,357,064
Xenia Hotels & Resorts, Inc.	469,676	6,617,735
		138,602,857

Security	Number of Shares	Value ($)
Industrial REITs 11.6%
Americold Realty Trust	841,875	28,733,194
Duke Realty Corp.	1,532,042	58,309,519
EastGroup Properties, Inc.	162,621	22,170,121
First Industrial Realty Trust, Inc.	525,939	22,026,325
Industrial Logistics Properties Trust	270,064	5,868,491
Innovative Industrial Properties, Inc.	89,681	13,780,382
Lexington Realty Trust	1,143,553	11,675,676
Monmouth Real Estate Investment Corp.	405,677	6,016,190
Prologis, Inc.	2,967,145	296,862,857
Rexford Industrial Realty, Inc.	511,800	24,525,456
STAG Industrial, Inc.	616,540	18,360,561
Terreno Realty Corp.	282,396	16,362,024
		524,690,796

Office REITs 8.2%
Alexandria Real Estate Equities, Inc.	484,905	79,393,496
Boston Properties, Inc.	585,562	57,478,766
Brandywine Realty Trust	704,951	7,846,105
City Office REIT, Inc.	179,345	1,572,856
Columbia Property Trust, Inc.	472,602	6,606,976
Corporate Office Properties Trust	463,547	12,344,257
Cousins Properties, Inc.	614,166	20,519,286
Douglas Emmett, Inc.	681,507	21,106,272
Easterly Government Properties, Inc.	329,304	7,132,725
Equity Commonwealth	502,239	13,314,356
Highwoods Properties, Inc.	429,369	16,444,833
Hudson Pacific Properties, Inc.	633,902	16,481,452
JBG SMITH Properties	464,340	14,273,811
Kilroy Realty Corp.	433,396	26,506,499
Mack-Cali Realty Corp.	355,831	4,860,651
Office Properties Income Trust	199,165	4,550,920
Paramount Group, Inc.	698,182	6,458,183
Piedmont Office Realty Trust, Inc., Class A	520,817	8,140,370
SL Green Realty Corp.	302,754	17,529,456
Vornado Realty Trust	648,092	25,217,260
		367,778,530

Residential REITs 14.4%
American Campus Communities, Inc.	569,009	22,646,558
American Homes 4 Rent, Class A	1,102,077	31,651,651
Apartment Investment & Management Co., Class A	778,399	23,624,410
AvalonBay Communities, Inc.	581,897	96,938,221
Camden Property Trust	402,684	39,797,260
Equity LifeStyle Properties, Inc.	700,392	41,035,967
Equity Residential	1,415,820	82,004,294
Essex Property Trust, Inc.	269,612	66,292,199
Front Yard Residential Corp.	200,674	3,275,000
Independence Realty Trust, Inc.	391,001	5,036,093
Investors Real Estate Trust	53,004	3,678,478
Invitation Homes, Inc.	2,317,436	66,232,321
Mid-America Apartment Communities, Inc.	472,818	59,650,719
NexPoint Residential Trust, Inc.	90,330	4,002,522

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Preferred Apartment Communities, Inc., Class A	204,887	1,600,167
Sun Communities, Inc.	406,298	56,475,422
UDR, Inc.	1,219,965	46,932,054
		650,873,336

Retail REITs 9.6%
Acadia Realty Trust	356,605	5,063,791
Agree Realty Corp.	222,545	14,665,716
Alexander's, Inc.	8,911	2,435,911
American Finance Trust, Inc.	447,969	3,306,011
Brixmor Property Group, Inc.	1,225,530	18,713,843
Federal Realty Investment Trust	284,593	24,822,202
Getty Realty Corp.	145,436	4,128,928
Kimco Realty Corp.	1,788,301	25,823,066
Kite Realty Group Trust	347,944	5,010,394
National Retail Properties, Inc.	717,536	27,051,107
NETSTREIT Corp.	51,270	972,592
Realty Income Corp.	1,426,527	85,548,824
Regency Centers Corp.	652,280	29,730,922
Retail Opportunity Investments Corp.	488,345	6,338,718
Retail Properties of America, Inc., Class A	884,876	7,167,496
RPT Realty	333,845	2,447,084
Seritage Growth Properties, Class A *(a)	148,513	2,444,524
Simon Property Group, Inc.	1,344,655	111,028,163
SITE Centers Corp.	622,194	6,277,937
Spirit Realty Capital, Inc.	425,882	15,689,493
Tanger Factory Outlet Centers, Inc. (a)	385,737	3,645,215
Taubman Centers, Inc.	255,162	10,900,521
The Macerich Co. (a)	463,183	4,631,830
Urban Edge Properties	454,481	5,899,163
Washington Prime Group, Inc.	765,983	781,303
Weingarten Realty Investors	498,351	10,420,519
		434,945,273

Specialized REITs 39.5%
American Tower Corp.	1,742,713	402,915,246
CoreCivic, Inc.	494,390	3,505,225
CoreSite Realty Corp.	175,851	22,049,957
Crown Castle International Corp.	1,551,542	259,991,893
CubeSmart	801,015	26,057,018
CyrusOne, Inc.	483,213	33,781,421
Digital Realty Trust, Inc.	1,112,120	149,858,170
EPR Properties	308,765	11,121,715
Equinix, Inc.	262,738	183,335,949
Extra Space Storage, Inc.	533,614	60,154,306
Security	Number of Shares	Value ($)
Four Corners Property Trust, Inc.	291,231	8,157,380
Gaming & Leisure Properties, Inc.	857,407	35,616,687
Iron Mountain, Inc.	1,191,319	32,761,272
Lamar Advertising Co., Class A	357,162	28,433,667
Life Storage, Inc.	193,971	21,282,498
National Storage Affiliates Trust	256,106	8,702,482
Outfront Media, Inc.	597,623	11,318,980
PotlatchDeltic Corp.	276,587	12,872,359
Public Storage	628,743	141,127,654
QTS Realty Trust, Inc., Class A	253,333	15,050,513
Rayonier, Inc.	564,113	15,891,063
Safehold, Inc.	56,971	3,878,016
SBA Communications Corp.	462,792	132,904,607
The GEO Group, Inc.	502,951	4,752,887
Uniti Group, Inc.	803,652	8,261,543
VICI Properties, Inc.	2,206,376	55,799,249
Weyerhaeuser Co.	3,085,326	89,597,867
		1,779,179,624
Total Common Stock
(Cost $4,526,073,051)		4,503,980,898

Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.02% (b)	9,978,775	9,978,775
Total Other Investment Company
(Cost $9,978,775)		9,978,775

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Dow Jones U.S. Real Estate Index, expires 12/18/20	133	4,371,710	(70,192)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,032,751.
(b)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,503,980,898	$—	$—	$4,503,980,898
Other Investment Company[1]	9,978,775	—	—	9,978,775
Liabilities
Futures Contracts[2]	(70,192)	—	—	(70,192)
Total	$4,513,889,481	$—	$—	$4,513,889,481
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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